Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,118,014.44

Principal:
Principal Collections	$20,450,867.82
Prepayments in Full	$10,243,053.71
Liquidation Proceeds	$320,094.10
Recoveries	$42,908.60
Sub Total	$31,056,924.23
Collections	$33,174,938.67

Purchase Amounts:
Purchase Amounts Related to Principal	$175,246.01
Purchase Amounts Related to Interest	$1,005.88
Sub Total	$176,251.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,351,190.56

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,351,190.56
Servicing Fee	$573,705.76	$573,705.76	$0.00	$0.00	$32,777,484.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,777,484.80
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,777,484.80
Interest - Class A-3 Notes	$332,909.33	$332,909.33	$0.00	$0.00	$32,444,575.47
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$32,323,354.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,323,354.80
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$32,255,472.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,255,472.13
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$32,204,170.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,204,170.88
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$32,142,346.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,142,346.30
Regular Principal Payment	$29,766,336.92	$29,766,336.92	$0.00	$0.00	$2,376,009.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,376,009.38
Residual Released to Depositor	$0.00	$2,376,009.38	$0.00	$0.00	$0.00
Total		$33,351,190.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,766,336.92
Total					$29,766,336.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,766,336.92	$64.08	$332,909.33	$0.72	$30,099,246.25	$64.80
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$29,766,336.92	$18.49	$635,138.50	$0.39	$30,401,475.42	$18.88

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$443,879,103.37	0.9556063	$414,112,766.45	0.8915237
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$656,819,103.37	0.4079014	$627,052,766.45	0.3894157

Pool Information
Weighted Average APR	3.771%	3.767%
Weighted Average Remaining Term	38.00	37.27
Number of Receivables Outstanding	46,160	44,815
Pool Balance	$688,446,906.58	$656,645,089.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$658,904,923.31	$628,661,559.14
Pool Factor	0.4177021	0.3984070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$9,849,676.35
Yield Supplement Overcollateralization Amount	$27,983,530.53
Targeted Overcollateralization Amount	$29,592,323.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,592,323.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		168	$612,555.27
(Recoveries)		57	$42,908.60
Net Loss for Current Collection Period			$569,646.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9929%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6808%
Second Prior Collection Period			0.4524%
Prior Collection Period			0.4678%
Current Collection Period			1.0164%
Four Month Average (Current and Prior Three Collection Periods)			0.6543%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,638	$6,260,357.75
(Cumulative Recoveries)			$602,323.49
Cumulative Net Loss for All Collection Periods			$5,658,034.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3433%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,720.82
Average Net Loss for Receivables that have experienced a Realized Loss			$1,555.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	603	$11,594,180.59
61-90 Days Delinquent	0.23%	74	$1,516,738.65
91-120 Days Delinquent	0.05%	14	$326,595.11
Over 120 Days Delinquent	0.09%	32	$614,802.51
Total Delinquent Receivables	2.14%	723	$14,052,316.86

Repossession Inventory:
Repossessed in the Current Collection Period		26	$545,312.72
Total Repossessed Inventory		48	$1,072,370.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2203%
Prior Collection Period			0.2275%
Current Collection Period			0.2678%
Three Month Average			0.2385%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer